Investment Objectives and Goals - Macquarie Tax-Free USA Short Term ETF	Mar. 25, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Macquarie Tax-Free USA Short Term ETF
Objective [Heading]	What is the Fund’s investment objective?
Objective, Primary [Text Block]

Macquarie Tax-Free USA Short Term ETF seeks to provide a high level of current interest income that is exempt from federal income tax, and attempts to preserve capital by investing in short term municipal obligations.